Segment information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment information
5 Segment information
Aegon’s operating segments are based on the businesses as presented in internal reports that are regularly reviewed by the Executive Board which is regarded as the chief operating decision maker. All reportable segments are involved in insurance or reinsurance business, asset management or services related to these activities. The reportable segments are:
♦	Americas: one operating segment which covers business units in the United States and Brazil, including any of the units’ activities located outside these countries;
♦	The Netherlands: which covers businesses activities from Aegon the Netherlands;
♦	United Kingdom: which covers businesses activities from platform business and traditional insurance in the United Kingdom;
♦	International: one operating segment which covers businesses operating in Hong Kong, Singapore, China, India, Indonesia, Hungary, Poland, Turkey, Romania, Spain and Portugal including any of the units’ activities located outside these countries;
♦	Asset Management: one operating segment which covers business activities from AAM Global Platforms and Strategic Partnerships;
♦	Holding and other activities: one operating segment which includes financing, employee and other administrative expenses of holding companies.
Aegon’s segment information is prepared by consolidating on a proportionate basis Aegon’s joint ventures and associated companies.
Performance Measure
Aegon uses the non-IFRS performance measure operating result. Operating result reflects Aegon’s result before tax from underlying business operations and mainly excludes components that relate to accounting mismatches that are dependent on market volatility, updates to best estimate actuarial and economic assumptions and model updates or events that are considered outside the normal course of business. There is no standardized meaning to these measures under IFRS or any other recognized set of accounting standards.
Aegon believes that its performance measure operating result provides meaningful information about the operating results of Aegon’s business, including insight into the financial measures that Aegon’s senior management uses in managing the business. Among other things, Aegon’s senior management is compensated based in part on Aegon’s results against targets using operating result. While many other insurers in Aegon’s peer group present substantially similar performance measures, the performance measures presented in this document may nevertheless differ from the performance measures presented by other insurers.
The reconciliation from operating result to result before tax, being the most comparable IFRS measure, is presented in the tables in this note.
The items that are excluded from operating result as described further below are: fair value items, realized gains or losses on investments, impairment charges/reversals, other income or charges and share in earnings of joint ventures and associates.
Change in naming convention of performance measure
Aegon has changed the naming convention of its primary performance measure to improve alignment with industry practice and the way in which Aegon manages its business. As of 2021, Aegon no longer refers to underlying earnings before tax for segment reporting purposes, instead Aegon refers to Operating result. Furthermore, Aegon introduced a new grouping of non-operating result which is the sum of Fair value items, Realized gains and losses on investments, and Net impairments. Other income / charges remains a separate category outside of Aegon’s operating result.
Change in measurement of performance measure
In addition, Aegon has changed the measurement of its operating result from January 1, 2021. The following changes have been made:
♦
The running cost of the US macro hedge related to the variable annuity portfolio is recorded within Operating result instead of in Fair value items. Management views this as a better reflection of Aegon’s operating performance and improves the relevance of Aegon’s operating result.

♦
The periodic intangibles unlocking, caused by short term market movements, in the US Life and TLB business is recorded in Fair value items, instead of Operating result, to improve the insight in Aegon’s recurring operating result.

♦
Results from run-off businesses, mainly related to US are part of Aegon’s operating result. The results of run-off businesses were previously recorded outside of Aegon’s operating result. Based on management actions executed in prior years the importance of run-off businesses has diminished and continuing to report this as a separate line item is considered no longer relevant.

♦	Following the announcement to sell Aegon’s operations in CEE, results from these businesses, previously reported in operating result, are prospectively recorded within Other income / charges.
For segment reporting purposes, the impact of these changes in measurement on full year 2020 was a decrease in Aegon’s consolidated operating result of EUR 19 million, (2019: a decrease of EUR 75 million), as certain losses are no longer reported in Fair value items (2020: EUR 48 million, 2019: 97 million) and results of Run-off businesses are no longer separately reported (2020: EUR 29 million loss, 2019: EUR 22 million loss). There is no impact on Aegon’s net result, shareholders’ equity, dividend per share, or any of the main schedules included in Aegon’s Financial Statements, in any of the reporting periods. Comparative numbers have been restated in Aegon’s segment reporting note, enabling a like for like comparison, with the exception of the reclassification of the results from Aegon’s operations in CEE to Other income / charges which is applied prospectively.
Fair value items
Fair value items include the over- or underperformance of investments and guarantees held at fair value for which management’s best estimate investment return is included in operating result.
In addition, hedge ineffectiveness on hedge transactions, fair value changes on economic hedges without natural offset in earnings and for which no hedge accounting is applied and fair value movements on real estate are included under fair value items.
Certain assets held by Aegon are carried at fair value and managed on a total return basis, with no offsetting changes in the valuation of related liabilities. These include assets such as investments in hedge funds, private equities, real estate (limited partnerships), convertible bonds and structured products. Operating result exclude any over- or underperformance compared to management’s best estimate investment return on assets. Based on current holdings and asset returns, the long-term expected return on an annual basis is 3-10%, depending on asset class, including cash income and market value changes. The expected earnings from these asset classes are net of deferred policy acquisition costs (DPAC) where applicable.
In addition, certain products offered by Aegon Americas contain guarantees and are reported on a fair value basis and include the total return annuities and guarantees on variable annuities. The earnings on these products are impacted by movements in equity markets and risk-free interest rates. Short-term developments in the financial markets may therefore cause volatility in earnings.
The fair value movements of certain guarantees and the fair value change of derivatives that hedge certain risks on these guarantees of Aegon’s businesses in the Netherlands and Japan are excluded from operating result, because management’s best estimate expected return for these guarantees is set at zero. In addition, fair value items include market related results on the loyalty bonus reserves in the United Kingdom. The value of these reserves are directly related to policyholder investments which value is directly impacted by movements in equity and bond markets.
Holding and other activities include certain issued bonds that are held at fair value through profit or loss (FVTPL). The interest rate risk on these bonds is hedged using swaps. The fair value movement resulting from changes in Aegon’s credit spread used in the valuation of these bonds are excluded from operating result and reported under fair value items.
The periodic intangibles unlocking in the US Life and TLB business is recorded in fair value items instead of operating result.
Realized gains or losses on investments
Realized gains or losses on investments includes realized gains and losses on available-for-sale investments, mortgage loans and other loan portfolios.
Impairment charges/(reversals)
Impairment charges/(reversals) include impairments on available-for-sale debt securities, shares including the effect of deferred policyholder acquisition costs, mortgage loans and other loan portfolios at amortized cost, joint ventures and associates. Impairment reversals include reversals on available-for-sale debt securities. For Aegon the Netherlands, the expected impairments on alternative assets classes (e.g. illiquid investments – including consumer loans and catastrophe bonds – and residential real estate) are allocated to operating result before tax in order to present management’s best estimate investment return in operating result before tax. Deviations from the expected impairments are presented as part of impairment charges / (reversals) in non-operating result.
Other income or charges
Other income or charges includes the following:
♦	Items which cannot be directly allocated to a specific line of business;
♦	The impact of actuarial and economic assumption and model updates used to support calculations of our liabilities for insurance and investment contracts sold to policyholders and related assets (refer to note 3 Critical accounting estimates and judgement in applying accounting policies); and
♦	Items that are outside the normal course of business, including restructuring charges.
In the Consolidated income statement, the restructuring charges are included in operating expenses. Actuarial assumption and model updates are recorded in ‘Policyholder claims and benefits’ in the Consolidated income statement.
Share in earnings of joint ventures and associates
Earnings from Aegon’s joint ventures in China, India, the Netherlands, Spain and Portugal, and Aegon’s associates in France, the Netherlands and United Kingdom are reported as operating result.
The following table presents Aegon’s segment results.

Income statement - Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated

2021

Operating result before tax	788	755	184	145	253	(219)	(1)	1,906	42	1,948

Fair value items	698	221	(62)	(18)	(1)	12	3	854	(123)	730

Realized gains / (losses) on investments	313	118	10	2	2	1	(0)	446	(9)	437

Impairment charges	(19)	(19)	-	(0)	(1)	(11)	(0)	(49)	(0)	(49)

Impairment reversals	33	59	-	1	-	8	-	101	-	101

Non-operating items	1,025	378	(51)	(15)	-	11	3	1,352	(132)	1,220

Other income / (charges)	(667)	(23)	1	65	(18)	(138)	-	(780)	12	(768)

Result before tax	1,147	1,110	134	195	235	(344)	2	2,478	(78)	2,400

Income tax (expense) / benefit	(137)	(276)	(12)	(36)	(65)	77	(0)	(449)	78	(371)

Net result	1,010	833	122	159	170	(267)	2	2,029	-	2,029

Inter-segment operating result	(20)	(95)	(96)	(31)	191	51

Revenues

2021

Life insurance gross premiums	7,108	1,323	4,613	1,181	-	-	-	14,225	(825)	13,400

Accident and health insurance	1,273	254	3	179	-	-	-	1,709	(67)	1,643

General insurance	-	136	-	432	-	-	-	569	(168)	401

Total gross premiums	8,381	1,713	4,616	1,793	-	-	(0)	16,504	(1,060)	15,444

Investment income	2,910	2,088	1,691	360	12	242	(261)	7,042	(75)	6,967

Fee and commission income	1,920	300	223	59	800	-	(183)	3,120	(335)	2,785

Other revenues	11	-	-	2	2	12	-	27	(15)	13

Total revenues	13,222	4,101	6,531	2,215	814	254	(444)	26,693	(1,484)	25,209

Inter-segment revenues	1	14	-	-	182	247
The Americas recorded other charges of EUR 667 million in 2021 mainly due to a one-time charge as a result of management actions to release capital and increase the predictability of capital generation from the US variable annuity business and unfavorable impacts from model and assumption updates.

Income statement -Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated

2020

Operating result before tax	792	665	144	164	182	(237)	1	1,710	31	1,741

Fair value items	(448)	(230)	(2)	(7)	22	(36)	-	(701)	(87)	(788)

Realized gains / (losses) on investments	93	14	-	46	1	(3)	-	150	(8)	142

Impairment charges	(173)	(50)	-	(16)	(1)	(25)	-	(265)	1	(264)

Impairment reversals	27	1	-	-	-	-	-	28	-	28

Non-operating items	(501)	(265)	(1)	22	22	(65)	-	(788)	(94)	(881)

Other income / (charges)	(1,110)	78	(68)	(1)	(8)	(130)	-	(1,239)	15	(1,224)

Result before tax	(819)	478	74	186	195	(433)	1	(317)	(47)	(364)

Income tax (expense) / benefit	284	(107)	(7)	(22)	(44)	78	(0)	181	47	229

Net result	(535)	371	67	164	151	(355)	1	(135)	-	(135)

Inter-segment operating result	(40)	(87)	(86)	(35)	193	62

Revenues

2020

Life insurance gross premiums	7,105	1,619	4,833	1,095	-	4	(3)	14,654	(726)	13,929

Accident and health insurance	1,380	245	25	193	-	-	-	1,844	(59)	1,784

General insurance	-	130	-	388	-	-	(0)	519	(132)	386

Total gross premiums	8,485	1,994	4,858	1,677	-	5	(3)	17,016	(917)	16,099

Investment income	2,986	2,083	1,795	362	7	261	(281)	7,212	(63)	7,149

Fee and commission income	1,653	255	194	50	750	(9)	(180)	2,713	(308)	2,405

Other revenues	7	-	-	1	2	3	-	14	(10)	4

Total revenues	13,131	4,332	6,847	2,091	759	260	(465)	26,955	(1,298)	25,657

Inter-segment revenues	1	21	-	-	188	264
The Americas recorded other charges of EUR 1,110 million in 2020 mainly due to unfavorable impacts from model and assumption changes. In addition, the Americas incurred other charges due to a valuation allowance related to the ongoing rehabilitation process of a reinsurer, the restructuring of captives, and a provision for a settlement of class action litigation related to monthly deduction rate adjustments on certain universal life policies.

Income statement - Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated

2019

Operating result before tax	1,041	648	139	154	139	(228)	1	1,894	50	1,944

Fair value items	378	(741)	(131)	(7)	-	(4)	(0)	(504)	(88)	(592)

Realized gains / (losses) on investments	125	240	3	36	-	1	-	405	(2)	403

Impairment charges	(54)	(39)	-	(1)	-	(10)	-	(104)	-	(104)

Impairment reversals	68	5	-	1	-	-	-	73	-	73

Non-operating items	517	(535)	(128)	29	-	(13)	-	(129)	(90)	(220)

Other income / (charges)	(156)	(1)	(38)	15	(7)	(95)	-	(281)	-	(281)

Result before tax	1,403	121	(27)	198	133	(335)	1	1,493	(40)	1,453

Income tax (expense) / benefit	(220)	(27)	(7)	(33)	(36)	65	-	(257)	40	(217)

Net result	1,183	94	(34)	165	97	(270)	1	1,236	-	1,236

Inter-segment operating result	(61)	(105)	(87)	(20)	193	79

Revenues

2019

Life insurance gross premiums	7,279	1,765	6,282	1,289	-	11	(8)	16,617	(691)	15,926

Accident and health insurance	1,416	228	28	201	-	-	-	1,872	(50)	1,823

General insurance	-	130	-	382	-	1	(1)	512	(122)	390

Total gross premiums	8,694	2,123	6,309	1,872	-	12	(9)	19,002	(864)	18,138

Investment income	3,172	2,224	1,830	379	5	269	(284)	7,595	(64)	7,531

Fee and commission income	1,757	237	197	109	627	-	(187)	2,740	(218)	2,523

Other revenues	8	-	-	2	1	5	-	16	(10)	6

Total revenues	13,631	4,583	8,337	2,362	633	286	(480)	29,352	(1,155)	28,197

Inter-segment revenues	1	12	-	-	187	280
The Group uses operating result in its segment reporting as an important indicator of its financial performance. The reconciliation from operating result to result before tax, being the most comparable IFRS measure, is presented in the table below. For those items that cannot be directly reconciled to the respective notes, the explanation is provided below the table. Aegon believes that operating result, together with the other information included in this report, provides a meaningful measure for the investing public to evaluate Aegon’s business relative to the businesses of its peers.

Presentation Non-Operating result	Note	2021	2020	2019
Operating result		1,906	1,710	1,894

Elimination of share in earnings of joint ventures and associates		42	31	50

Premium income	6	(5)	4	(1)

Rental income	7	(71)	(68)	(76)

Dividend income	7	76	(40)	9

Fee and commission income	8	30	(5)	-

Recovered claims and benefits	9	(31)	(143)	7

Change in valuation of reinsurance ceded	9	(43)	86	-

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	(4)	(421)	(89)

Net fair value change on borrowings and other financial liabilities	10	(13)	2	7

Realized gains and losses on financial investments	10	463	132	399

Gains and (losses) on investments in real estate	10	253	74	317

Net fair value change of derivatives	10	(471)	613	163

Other income	11	77	68	200

Benefits and claims paid life	12	(217)	-	-

Change in valuation of liabilities for insurance contracts	12	994	(1,422)	(1,061)

Change in valuation of liabilities for investment contracts	12	(8)	(7)	(13)

Policyholder claims and benefits - Other	12	38	19	50

Commissions and expenses	14	(715)	(450)	(318)

Impairment (charges) reversals	15	53	(318)	(105)

Interest charges and related fees	16	-	(82)	21

Other charges	17	(37)	(150)	(1)

Results of CEE businesses which were previously reported in operating results		85	-	-

Result before tax		2,400	(364)	1,453

♦	Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives is reported as part of the respective line in note 10 and reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in operating result.
♦	Net fair value change of derivatives is reported as part of the respective line in note 10 and includes: 1) the over- or underperformance of derivatives of EUR 8 million loss (2020: EUR 38 million loss, 2019: EUR 34 million gain) for which the expected long-term return is included in operating result; 2) Net fair value change on economic hedges where no hedge accounting is applied of EUR 466 million loss (2020: EUR 652 million gain, 2019: EUR 130 million gain); 3) Ineffective portion of hedge transactions to which hedge accounting is applied of EUR 2 million gain (2020: EUR nil million, 2019: EUR

1 million gain).
♦	Net foreign currency gains and (losses) are reported as part of the respective line in note 10.
♦	Benefits and claims paid life relate to the lump-sum buy-out program for certain variable annuities in the Americas and is reported as part of the respective line in note 12.
♦	Change in valuation of liabilities for insurance contracts is reported as part of the respective line in note 12.
♦	Change in valuation of liabilities for investment contracts is reported as part of the respective line in note 12.
♦	Policyholder claims and benefits - Other are reported as part of the ‘Other’ line in note 12 and is related to policyholder tax.
♦	Commissions and expenses include: 1) Restructuring charges of EUR 240 million (2020: EUR 266 million charge, 2019: EUR 220 million charge) which are reported as part of Employee and Administration expenses lines in note 14; 2) Amortization of deferred expenses of EUR 260 million income (2020: income of EUR 35 million, 2019: charge of EUR 32 million) which is reported as part of the respective line in note 14. This is offset against realized gains and losses and impairments on financial investments; 3) Amortization of VOBA and future servicing rights of EUR 87 million charge (2020: income of EUR 20 million; 2019: charge of EUR 5 million) which is reported as part of the respective line in note 14. Commissions and expenses include a DPAC/VOBA fair value adjustment of EUR 51 million gain (2020: gain of EUR 159 million; 2019: gain of EUR 151 million).
♦	Impairment (charges) reversals include: 1) Impairment charges and reversals on financial assets, excluding receivables of EUR 45 million reversal (2020: charge of EUR 266 million, 2019: charge of EUR 60 million) as shown in note 15; 2) Impairment charges and reversals on non-financial assets and receivables of EUR 60 million charge (2020: EUR 128 million charge; 2019: EUR 109 million charge) reported as part of the respective line in note 15.
♦	There are no interest charges and related fees that are classified for segment reporting purposes as non-operating results.
Impact from assumption and model updates
The 2021 assumption changes and model updates resulted in a negative impact of EUR 298 million and mainly relates to Aegon’s businesses in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net negative impact of EUR 250 million. This mainly reflects a charge of EUR 123 million related to an update of the minimum surrender rate assumption for variable annuities with guaranteed lifetime withdrawal benefits from 2% to 1.5% to reflect latest portfolio and industry experience. Assumption changes and model updates in the Netherlands led to a negative impact of EUR 52 million, mainly related to adverse impacts from a more granular modeling driven by the conversion of the administration of defined benefit pensions to TKP. This was partly offset by the favorable impact of model updates relating to interest guarantees and indexation assumptions for certain pension products.
The 2020 assumption changes and model updates amounted to a negative impact of EUR 580 million and mainly relates to Aegon’s businesses in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net negative impact of EUR 805 million. This reflects a charge of EUR 460 million related to the lowering the long-term interest rate assumption from 4.25% to 2.75% and the corresponding adjustment of the separate account bond return assumptions. Non-economic assumption changes resulted in a charge of EUR 345 million, mainly related to Universal Life premium persistency and an increase in mortality rate assumptions, as well as lowering the morbidity improvement assumption for Long-Term Care from 1.5% to 0.75% per year for the next 15 years. Assumption changes and model updates in the Netherlands led to a favorable impact of EUR 225 million mainly related to favorable longevity assumption changes, partially offset by adverse impacts from mortgage prepayment model and expense assumption updates.
The 2019 assumption changes and model updates amounted to a negative impact of EUR 196 million and mainly relates to Aegon’s businesses in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net negative impact of EUR 64 million mainly driven by updates to Universal Life products for surrender, lapse and mortality to reflect actual experience, partially offset by gains driven by updates to the annuitization of Variable Deferred Annuities Guaranteed Minimum Income Benefit and to the returns on Equity-Index Universal Life. In the second half of 2019, a negative impact of EUR 75 million resulted mostly from expenses assumption updates in the Americas. Assumption changes and model updates in the Netherlands led to negative impact of EUR 57 million mainly related to model enhancements and expense assumption updates which more than offset favorable longevity assumption changes.

Other selected income statement items	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total

2021

Amortization of deferred expenses, VOBA and future servicing rights	929	-	113	61	-	-	1,103

Depreciation	56	20	6	15	2	1	99

Impairment charges / (reversals) on financial assets, excluding receivables	(23)	(14)	-	-	-	(8)	(45)

Impairment charges / (reversals) on non- financial assets and receivables	37	12	-	-	1	11	60

2020

Amortization of deferred expenses, VOBA and future servicing rights	637	-	119	97	-	-	854

Depreciation	56	20	9	12	2	1	101

Impairment charges / (reversals) on financial assets, excluding receivables	151	86	-	15	-	11	262

Impairment charges / (reversals) on non- financial assets and receivables	72	21	17	-	4	14	128

2019

Amortization of deferred expenses, VOBA and future servicing rights	687	4	117	66	-	-	875

Depreciation	44	18	12	11	1	2	87

Impairment charges / (reversals) on financial assets, excluding receivables	(12)	72	-	-	-	-	60

Impairment charges / (reversals) on non- financial assets and receivables	3	94	-	3	-	10	109

Number of employees	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total

2021

Number of employees - headcount	7,675	3,534	2,476	6,590	1,675	321	22,271

Of which Aegon’s share of employees in joint ventures and associates	733	-	59	3,245	191	-	4,228

2020

Number of employees - headcount	7,960	3,521	2,307	6,598	1,527	409	22,322

Of which Aegon’s share of employees in joint ventures and associates	669	-	47	3,294	183	-	4,193

2019

Number of employees - headcount	8,570	3,582	2,261	7,393	1,535	416	23,757

Of which Aegon’s share of employees in joint ventures and associates	651	-	62	4,276	173	-	5,162

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2021

Assets

Cash and Cash equivalents	1,127	3,718	210	282	311	1,242	-	6,889

Investments	80,938	66,384	1,876	8,315	296	21	-	157,831

Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments in joint ventures	56	343	-	936	368	39	-	1,743

Investments in associates	-	1,103	9	18	151	20	(12)	1,289

Deferred expenses	9,052	235	825	391	-	-	-	10,503

Other assets	27,268	9,318	2,125	2,064	199	31,733	(33,663)	39,044

Total assets	234,037	106,775	113,758	12,979	1,326	33,056	(33,679)	468,252

Liabilities

Insurance contracts	74,967	40,547	1,490	9,028	-	-	(1,611)	124,422

Insurance contracts for account of policyholders	83,316	25,294	39,955	758	-	-	-	149,323

Investment contracts	9,804	11,767	194	2	-	-	-	21,767

Investment contracts for account of policyholders	32,280	2,273	69,819	220	-	-	-	104,592

Other liabilities	17,382	19,875	799	518	540	6,685	(4,022)	41,776

Total liabilities	217,750	99,757	112,257	10,526	540	6,685	(5,633)	441,881

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2020

Assets

Cash and Cash equivalents	903	5,689	257	211	374	938	-	8,372

Investments	77,431	68,561	1,994	8,238	208	108	-	156,541

Investments for account of policyholders	104,374	25,603	93,240	959	-	-	(3)	224,172

Investments in joint ventures	-	327	-	846	204	-	-	1,376

Investments in associates	60	1,004	8	35	151	21	(15)	1,264

Deferred expenses	7,555	136	819	289	-	-	-	8,799

Other assets	26,552	13,642	2,664	1,905	171	33,252	(34,896)	43,290

Total assets	216,875	114,962	98,982	12,482	1,109	34,319	(34,914)	443,814

Liabilities

Insurance contracts	69,392	44,242	1,458	8,542	-	-	(1,488)	122,146

Insurance contracts for account of policyholders	76,506	25,085	33,078	772	-	-	-	135,441

Investment contracts	8,156	12,732	185	2	-	-	-	21,075

Investment contracts for account of policyholders	27,868	2,473	61,092	191	-	-	-	91,624

Other liabilities	19,265	24,249	1,614	573	515	9,658	(7,007)	48,867

Total liabilities	201,188	108,780	97,427	10,080	515	9,658	(8,495)	419,153
Amounts included in the tables on investments are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

Investments	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2021

Shares	493	1,410	29	72	9	1	-	2,015

Debt securities	61,014	26,951	1,159	8,060	11	-	-	97,195

Loans	11,352	35,358	-	93	-	20	-	46,823

Other financial assets	8,040	79	687	73	276	-	-	9,155

Investments in real estate	39	2,588	-	16	-	-	-	2,643

Investments general account	80,938	66,384	1,876	8,315	296	21	-	157,831

Shares	-	9,078	20,221	243	-	-	(4)	29,539

Debt securities	-	12,044	7,649	128	-	-	-	19,821

Unconsolidated investment funds	115,596	1,059	74,698	597	-	-	-	191,950

Other financial assets	-	3,493	5,581	6	-	-	-	9,080

Investments in real estate	-	-	563	-	-	-	-	563

Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784

Off-balance sheet investments third parties	240,248	7,711	151,097	2,300	212,779	-	-	614,136

Total revenue-generating investments	436,782	99,769	261,687	11,589	213,076	21	(4)	1,022,920

Investments

Available-for-sale	65,694	24,443	1,299	8,191	257	-	-	99,884

Loans	11,352	35,358	-	93	-	20	-	46,823

Financial assets at fair value through profit or loss	119,450	29,669	108,727	987	40	1	(4)	258,871

Investments in real estate	39	2,588	563	16	-	-	-	3,206

Total investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784

Investments in joint ventures	56	343	-	936	368	39	-	1,743

Investments in associates	-	1,103	9	18	151	20	(12)	1,289

Other assets	37,447	13,271	3,160	2,736	510	32,975	(33,663)	56,436

Consolidated total assets	234,037	106,775	113,758	12,979	1,326	33,056	(33,679)	468,252

Investments	Americas	The Netherlands	United Kingdom	International 1)	Asset Management	Holding and other activities	Eliminations	Total

2020

Shares	442	1,376	34	74	9	44	-	1,979

Debt securities	59,419	30,880	1,077	7,926	48	1	-	99,350

Loans	10,477	33,882	-	120	-	40	-	44,519

Other financial assets	7,056	91	883	102	152	23	-	8,308

Investments in real estate	37	2,331	-	16	-	-	-	2,385

Investments general account	77,431	68,561	1,994	8,238	208	108	-	156,541

Shares	-	8,227	16,877	187	-	-	(3)	25,288

Debt securities	-	12,150	7,579	156	-	-	-	19,885

Unconsolidated investment funds	104,374	706	63,084	613	-	-	-	168,777

Other financial assets	-	4,520	5,232	3	-	-	-	9,755

Investments in real estate	-	-	467	-	-	-	-	467

Investments for account of policyholders	104,374	25,603	93,240	959	-	-	(3)	224,172

Investments on balance sheet	181,805	94,164	95,234	9,197	208	108	(3)	380,713

Off-balance sheet investments third parties	215,216	6,144	119,347	6,752	192,098	-	(336)	539,220

Total revenue-generating investments	397,021	100,308	214,580	15,948	192,307	108	(339)	919,933

Investments

Available-for-sale	63,864	25,972	1,494	8,088	134	28	-	99,580

Loans	10,477	33,882	-	120	-	40	-	44,519

Financial assets at fair value through profit or loss	107,427	31,979	93,272	973	74	40	(3)	233,762

Investments in real estate	37	2,331	467	16	-	-	-	2,853

Total investments on balance sheet	181,805	94,164	95,234	9,197	208	108	(3)	380,713

Investments in joint ventures	(0)	327	-	846	204	(0)	-	1,376

Investments in associates	60	1,004	8	35	151	21	(15)	1,264

Other assets	35,010	19,467	3,740	2,405	545	34,190	(34,896)	60,461

Consolidated total assets	216,875	114,962	98,982	12,482	1,109	34,319	(34,914)	443,814